Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 30, 2015
Supplement [Text Block]	dbxetf_SupplementTextBlock

July 5, 2016

DBX ETF TRUST

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

(the “Funds”)

Supplement to the Funds’ Prospectus dated September 30, 2015, as supplemented

Effective immediately, the following is added to the end of the “MAIN RISKS—Risks related to investing in the United Kingdom.” section of the Funds’ Prospectus on page 37 relating to Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF:

In June 2016, the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s anticipated withdrawal from the EU and the effects such withdrawal will have on the United Kingdom’s economy and on markets in the United Kingdom and throughout the world.

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

July 5, 2016

DBX ETF TRUST

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

(the “Funds”)

Supplement to the Funds’ Prospectus dated September 30, 2015, as supplemented

Effective immediately, the following is added to the end of the “MAIN RISKS—Risks related to investing in the United Kingdom.” section of the Funds’ Prospectus on page 37 relating to Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF:

In June 2016, the United Kingdom approved a referendum to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s anticipated withdrawal from the EU and the effects such withdrawal will have on the United Kingdom’s economy and on markets in the United Kingdom and throughout the world.